CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss	$ (6,663,075)	$ (6,378,967)	$ (8,553,281)	$ (8,311,890)
Adjustments to reconcile deficit accumulated for noncash items
Depreciation expense	1,128,200	1,035,336	1,320,594	1,014,661
Derivative revaluations (gain) loss	(1,217)	(12,465)	(14,626)	(238,618)
Change in value of senior warrants, gain	(2,091,226)	0
Change in value conversion feature senior notes, gain	(1,504,597)	0
Debt discount amortization expense	2,051,198	0
Interest accrued, senior convertible notes paid in common stock	727,217	0
Debt discount amortization expense on subordinated note	42,579	0
Extinguishment loss on senior notes conversion	1,283,322	0
Amortization deferred finance costs	336,903	0
Stock based compensation expense	168,244	311,637	445,966	453,770
Impairment of assets			0	308,882
Changes in operating assets & liabilities
Accounts receivable	441,362	3,169	(462,053)	(87,432)
Other receivables	0	140,389	140,389	(17,276)
Other current assets	(89,298)	(85,575)
Inventory, net	(415,839)	(512,002)	(121,618)	(1,288,613)
Accounts payable	17,100	219,559	61,145	(409,663)
Other current liabilities	(8,748)	(116,489)	(141,742)	203,628
Accrued interest	32,001	0
Deferred revenue	(254,950)	(226,682)	(311,667)	188,777
Prepaid expenses			(27,673)	(63,382)
Cash (used) by operating activities	(4,800,824)	(5,622,090)	(7,664,566)	(8,247,156)
Investing Activities
Other receivables	9,000	5,000	12,000	12,000
Capital expenditures	(151,570)	(742,834)
Purchases of property & equipment			(866,472)	(3,002,130)
Cash (used) by investing activities	(142,570)	(737,834)	(854,472)	(2,990,130)
Financing Activities
Repayment of note payable	(92,474)	(80,870)	(99,089)	(105,039)
Proceeds from senior and subordinated convertible notes	10,000,000	0
Net Proceeds from sale of common stock	0	8,625,979	8,634,881	0
Payment of debt issuance costs	(485,735)	0
Amount deposited into restricted cash account	(5,420,901)	0
Cash provided by financing activities	4,000,890	8,545,109	8,535,792	(105,039)
Net increase in cash and cash equivalents	(942,504)	2,185,185	16,754	(11,342,325)
Effect of exchange rate on cash	(64)	(4)	0	(47)
Cash and cash equivalents - beginning	2,004,391	1,987,637	1,987,637	13,330,009
Cash and cash equivalents - ending	1,061,823	4,172,818	2,004,391	1,987,637
Supplemental Schedule of Non Cash Investing and Financing Activities:
Common stock issued for principal payments on senior notes	3,075,000
Warrants issued for placement agent fees	$ 143,777